Borrowings (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended
	Jun. 30, 2007	Sep. 30, 2011	Dec. 31, 2012 PaymentPeriod	Dec. 31, 2010	Dec. 16, 2005	Mar. 31, 2005	Dec. 31, 2012 Trust I [Member]	Dec. 31, 2012 Trust II [Member]	Dec. 31, 2012 Trust III [Member]	Dec. 31, 2012 Trust I & II [Member]	Nov. 30, 2007 Federal Home Loan Bank [Member]	Sep. 30, 2007 Federal Home Loan Bank [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust I [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust II [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust III [Member]	Dec. 31, 2012 Federal Reserve [Member]	Dec. 31, 2011 Federal Reserve [Member]	Dec. 31, 2012 September 15, 2017 [Member]	Dec. 31, 2012 November 27, 2017 [Member]
Debt Instrument [Line Items]
Advances received											$ 25,000,000	$ 25,000,000
Debt maturity date											Nov. 27, 2017	Sep. 15, 2017
Fixed rates advances																			3.64%	2.70%
Period of perpetual option conversion													3 months
Junior subordinated debentures private sales							20,000,000	20,000,000	12,000,000
Basis points on variable rate, percentage														1.75%	1.33%	1.35%
Adjust Basis points on variable rate, percentage							2.06%	1.64%	1.66%
Junior subordinated deferrable interest notes issued									12,400,000	41,200,000
Trust preferred securities issued																	52,000,000	52,000,000
Issued of common equity securities							619,000	619,000	372,000
Borrowings (Additional Textual) [Abstract]
Securities sold under agreements to repurchase with maturities period			overnight to seven days
Secured lines of credit			911,403,000
Junior subordinated debentures					20,619,000	20,619,000
Aggregate subordinated debentures					41,238,000
Additional Junior subordinated debentures	12,372,000
Trust Preferred securities redemption details			The trust preferred securities have original maturities of thirty years, and may be redeemed without penalty on or after June 10, 2010, March 15, 2011, and September 15, 2012, respectively, upon approval of the Federal Reserve or upon occurrence of certain events affecting their tax or regulatory capital treatment.
Original debt maturity, period			30 years
Quarterly interest payment period for notes			20
Accumulated deferred interest payments		$ 2,426,000		$ 2,000,000